Staff expenses - Summary of staff expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Expenses [Abstract]
Salaries	€ 4,906	€ 4,559	€ 4,145
Pension costs and other staff-related benefit costs	455	418	390
Social security costs	690	635	584
Share-based compensation arrangements	45	31	26
External employees	720	776	738
Education	49	50	47
Other staff costs	319	256	222
Total staff expenses	€ 7,184	€ 6,725	€ 6,152